Note 16 - Reconciliation of total net assets of Harvest Fund Management Co., LTD to the Groups carrying amount (Detail) - Harvest Fund Management Co., LTD [Member] - EUR (€) € in Millions		Dec. 31, 2023	[1]	Dec. 31, 2022 [2]
Reconciliation of total net assets of Harvest Fund Management Co., LTD to the Groups carrying amount [Line Items]
Net assets of the equity method investee		€ 1,124		€ 1,083
Groups ownership percentage on the investees equity		30.00%	[3]	30.00%
Groups share of net assets		€ 337		€ 325
Goodwill		18		18
Intangible Assets		14		15
Other adjustments		2		3
Carrying amount	[4]	€ 371		€ 361

[1]	December 31, 2023 numbers are based on 2023 unaudited financials
[2]	December 31, 2022 numbers are based on 2022 audited financials
[3]	The Group has significant influence over these investees through its holding percentage and representation on the board seats
[4]	There is no impairment loss in 2023 (€ 0 million in 2022)